Derivative Financial Instruments - Schedule of Derivative Financial Instruments on Statements of Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivative [Line Items]
Derivatives in hedging relationships	$ 22,713	$ (2,666)	$ (20,572)
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Interest Income (Expense), after Provision for Loan Loss
Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivatives in hedging relationships	$ 23,691	5,605	(3,098)
Designated as Hedging Instrument [Member] | Interest on long-term borrowings [Member] | Interest Rate Contracts [Member] | Cash Flow Hedging [Member]
Derivative [Line Items]
Derivatives in hedging relationships	23,574	5,782	(1,354)
Designated as Hedging Instrument [Member] | Interest And Fees On Loans And Leases [Member] | Interest Rate Contracts [Member] | Fair Value Hedging [Member]
Derivative [Line Items]
Derivatives in hedging relationships	117	(177)	(1,744)
Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivatives not designated as hedging instruments	(978)	(8,271)	(17,474)
Not Designated as Hedging Instrument [Member] | Income from Mortgage Banking Activities [Member] | TBA Mortgage Backed Securities [Member]
Derivative [Line Items]
Derivatives not designated as hedging instruments	(611)	276	5,932
Not Designated as Hedging Instrument [Member] | Income from Mortgage Banking Activities [Member] | Interest Rate Lock Commitments [Member]
Derivative [Line Items]
Derivatives not designated as hedging instruments	(240)	(8,373)	(22,219)
Not Designated as Hedging Instrument [Member] | Income from Mortgage Banking Activities [Member] | Forward Loan Sale Commitments [Member]
Derivative [Line Items]
Derivatives not designated as hedging instruments	$ (127)	$ (174)	$ (1,187)